STOCKHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Number Outstanding	66,446,875	78,346,875
Number Exercisable	66,446,875	78,346,875
Range 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	12,000,000	5,000,000
Outstanding Remaining Contractual Life (in yrs)	4 years	6 months
Weighted Average Exercise Price	$ 0.01	$ 0.004
Number Exercisable	12,000,000	5,000,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	1,000,000	3,750,000
Outstanding Remaining Contractual Life (in yrs)	4 years 1 month 6 days	2 years 1 month 6 days
Weighted Average Exercise Price	$ 0.01	$ 0.002
Number Exercisable	1,000,000	3,750,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	1,000,000	12,000,000
Outstanding Remaining Contractual Life (in yrs)	4 years 2 months 12 days	2 years
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	1,000,000	12,000,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	1,000,000	2,500,000
Outstanding Remaining Contractual Life (in yrs)	4 years 3 months 18 days	2 years 9 months 18 days
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	1,000,000	2,500,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	1,000,000	10,000,000
Outstanding Remaining Contractual Life (in yrs)	4 years 4 months 24 days	8 years 2 months 12 days
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	1,000,000	10,000,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 6 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	1,000,000	20,000,000
Outstanding Remaining Contractual Life (in yrs)	4 years 6 months	8 years 3 months 18 days
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	1,000,000	20,000,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 7 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	1,000,000	2,096,875
Outstanding Remaining Contractual Life (in yrs)	4 years 7 months 6 days	3 years 7 months 6 days
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	1,000,000	2,096,875
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 8 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	1,000,000	12,000,000
Outstanding Remaining Contractual Life (in yrs)	4 years 8 months 12 days	5 years
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	1,000,000	12,000,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 9 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	1,000,000	1,000,000
Outstanding Remaining Contractual Life (in yrs)	4 years 9 months 18 days	5 years 1 month 6 days
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	1,000,000	1,000,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 10 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	1,000,000	1,000,000
Outstanding Remaining Contractual Life (in yrs)	4 years 10 months 24 days	5 years 2 months 12 days
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	1,000,000	1,000,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 11 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	1,000,000	1,000,000
Outstanding Remaining Contractual Life (in yrs)	5 years	5 years 3 months 18 days
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	1,000,000	1,000,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 12 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	1,000,000	1,000,000
Outstanding Remaining Contractual Life (in yrs)	5 years 1 month 6 days	5 years 4 months 24 days
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	1,000,000	1,000,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 13 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	10,000,000	1,000,000
Outstanding Remaining Contractual Life (in yrs)	9 years	5 years 6 months
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	10,000,000	1,000,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 14 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	20,000,000	1,000,000
Outstanding Remaining Contractual Life (in yrs)	8 years	5 years 7 months 6 days
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	20,000,000	1,000,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 15 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.03	$ 0.01
Weighted Average Number Outstanding	2,096,875	1,000,000
Outstanding Remaining Contractual Life (in yrs)	1 year	5 years 8 months 12 days
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	2,096,875	1,000,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 16 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	10,750,000	1,000,000
Outstanding Remaining Contractual Life (in yrs)	4 years 9 months 18 days	5 years 9 months 18 days
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	10,750,000	1,000,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 17 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	500,000	1,000,000
Outstanding Remaining Contractual Life (in yrs)	3 years	5 years 10 months 24 days
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	500,000	1,000,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 18 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 0.01	$ 0.01
Weighted Average Number Outstanding	100,000	1,000,000
Outstanding Remaining Contractual Life (in yrs)	3 years	5 years 1 month 6 days
Weighted Average Exercise Price	$ 0.01	$ 0.01
Number Exercisable	100,000	1,000,000
Weighted Average Exercise Price	$ 0.01	$ 0.01
Range 19 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 0.01
Weighted Average Number Outstanding		1,000,000
Outstanding Remaining Contractual Life (in yrs)		5 years 1 month 6 days
Weighted Average Exercise Price		$ 0.01
Number Exercisable		1,000,000
Weighted Average Exercise Price		$ 0.01